Other interim disclosures (Details) - Accumulated depreciation, amortisation and impairment - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Property, plant and equipment impairment charges		$ (4)	$ (39)	$ (6)
Property, plant and equipment depreciation charge	$ (261)	(241)	(520)	(456)
Right-of-use assets depreciation charge	(77)	(68)	(150)	(133)
Intangible assets impairment charges	(199)	(92)	(199)	(94)
Intangible assets amortization charge	(862)	$ (851)	(1,719)	(1,721)
Impairment loss recognised in profit or loss, right of use assets	$ (1)		(1)
Property, plant and equipment impairment reversal			0	0
Reversal of impairment loss recognised in profit or loss, right-of-use assets			0	0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 0	$ 0